Nature of Operations and Basis of Presentation (Details) - USD ($)							8 Months Ended	12 Months Ended
	Feb. 14, 2024	Jul. 17, 2023	May 09, 2023	Aug. 16, 2022	Oct. 08, 2021	Oct. 08, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 08, 2024	Oct. 01, 2024	Feb. 29, 2024	Feb. 23, 2024	Feb. 05, 2024	Jan. 03, 2024	Nov. 30, 2023	Oct. 04, 2023	Sep. 01, 2023	Jul. 28, 2023	Jul. 07, 2023	Jun. 30, 2023	May 08, 2023	Apr. 03, 2023	Mar. 31, 2023	Dec. 20, 2022	Oct. 29, 2021	Nov. 19, 2019
Nature of Operations and Basis of Presentation [Line Items]
Unit price per share (in Dollars per share)																											$ 1.7571
Public Shares issued								$ 907	$ 904
Sale of stock price per share (in Dollars per share)								$ 1.7571					$ 0.25
Common stock par value (in Dollars per share)								$ 0.0001	$ 0.0001
Exercise price per share (in Dollars per share)							$ 0.098
Payments of aggregate								$ 5,766	$ 5,625
Common stock outstanding (in Shares)								9,068,899	9,044,733
Common stock issued (in Shares)								9,068,899	9,044,733
Accumulated deficit								$ (43,089,821)	$ (35,800,244)
Warrant [Member]
Nature of Operations and Basis of Presentation [Line Items]
Exercise price per share (in Dollars per share)							$ 10
Research and Development Expense [Member]
Nature of Operations and Basis of Presentation [Line Items]
Accumulated deficit								(43,100,000)
Subsequent Event [Member]
Nature of Operations and Basis of Presentation [Line Items]
Unit price per share (in Dollars per share)	$ 10										$ 0.1
Public Shares issued	$ 1
Sale of stock price per share (in Dollars per share)										$ 0.01
Preferred stock, par value (in Dollars per share)												$ 0.0001
Liquidation price per share (in Dollars per share)	$ 10
Subsequent Event [Member] | CERo common stock [Member]
Nature of Operations and Basis of Presentation [Line Items]
Business combination price per share (in Dollars per share)	$ 10
Over-Allotment Option [Member]
Nature of Operations and Basis of Presentation [Line Items]
Units issued during the period shares (in Shares)							8.4
Sponsor [Member] | Subsequent Event [Member]
Nature of Operations and Basis of Presentation [Line Items]
Unit price per share (in Dollars per share)															$ 11.02
PHOENIX BIOTECH ACQUISITION CORP. [Member]
Nature of Operations and Basis of Presentation [Line Items]
Gross proceeds								$ 8,450,000
Additional units issued during the period shares (in Shares)								2,200,000
Deferred underwriting commissions including fees								$ 9,150,000
deferred underwriting fees payable								9,150,000
Investment of cash in trust account								$ 178,500,000
Cash deposited in trust account per unit (in Dollars per share)								$ 10.2
Fair value percentage								80.00%
Public shares (in Dollars per share)								$ 10.2
Minimum net worth to consummate business combination								$ 5,000,001
Percentage of aggregate share								20.00%
Deposit held in trust account								$ 22,949								$ 22,949	$ 22,949	$ 22,949	$ 8,846	$ 37,052	$ 150,000	$ 125,000		$ 100,000
Payments of accrual interest								8,400,000
Interest to pay dissolution expenses								$ 100,000
Sale of stock price per share (in Dollars per share)								$ 10.2
Business combination amount								$ 50,000,000
Liquidation price per share (in Dollars per share)								$ 10
Percentage of excise tax				1.00%				1.00%
Common stock tendered for redemption shares (in Shares)		523,341
Total redemption amount		$ 5,638,879
Excise tax liability								$ 56,389
Percentage of excise tax liability								1.00%
Trust account								$ 8,436,311
Net working capital								5,049,122
Additional federal income tax due			$ 182,308
Accumulated deficit								$ 14,200,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Warrant [Member]
Nature of Operations and Basis of Presentation [Line Items]
Exercise price per share (in Dollars per share)								$ 10
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Business Combination [Member]
Nature of Operations and Basis of Presentation [Line Items]
Business acquisition, effective date of acquisition								Jan. 08, 2024
PHOENIX BIOTECH ACQUISITION CORP. [Member] | CERo common stock [Member]
Nature of Operations and Basis of Presentation [Line Items]
Business combination price per share (in Dollars per share)								$ 10
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member]
Nature of Operations and Basis of Presentation [Line Items]
Gross proceeds	$ 9,980,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Investment Company Act [Member]
Nature of Operations and Basis of Presentation [Line Items]
Ownership percentage								50.00%
PHOENIX BIOTECH ACQUISITION CORP. [Member] | IPO [Member]
Nature of Operations and Basis of Presentation [Line Items]
Units issued during the period shares (in Shares)						15,500,000
Unit price per share (in Dollars per share)					$ 10	$ 10
Proceeds from initial public offering gross						$ 155,000,000
Offering costs								$ 12,729,318
Underwriting fees								2,635,000
Deferred underwriting commissions including fees								9,150,000
Other costs								$ 944,318
Public Shares issued									1,288,298
Sale of stock price per share (in Dollars per share)								$ 10
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Private Placement [Member]
Nature of Operations and Basis of Presentation [Line Items]
Unit price per share (in Dollars per share)					$ 10	$ 10
Gross proceeds					$ 8,850,000
Public Shares issued									$ 885,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Over-Allotment Option [Member]
Nature of Operations and Basis of Presentation [Line Items]
Units issued during the period shares (in Shares)								2,000,000
Unit price per share (in Dollars per share)					$ 10	$ 10
Gross proceeds								$ 20,000,000
Underwriting fees								1,400,000
Underwriting fees								400,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Minimum [Member]
Nature of Operations and Basis of Presentation [Line Items]
Common stock traded at a value																							$ 50,000,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Business Combination [Member]
Nature of Operations and Basis of Presentation [Line Items]
Cash at carrying value								96,873
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Sponsor [Member]
Nature of Operations and Basis of Presentation [Line Items]
Maximum borrowing capacity								$ 1,500,000																	$ 1,500,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Sponsor [Member] | Private Placement [Member]
Nature of Operations and Basis of Presentation [Line Items]
Units issued during the period shares (in Shares)								845,000
Unit price per share (in Dollars per share)								$ 10
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Sponsor [Member] | Unsecured Promissory Note [Member]
Nature of Operations and Basis of Presentation [Line Items]
Unsecured promissory note																									$ 1,500,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Sponsor and Cohen and Company Capital Markets [Member] | Private Placement [Member]
Nature of Operations and Basis of Presentation [Line Items]
Gross proceeds								$ 400,000
Additional units issued during the period shares (in Shares)								40,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Initial Stockholders [Member]
Nature of Operations and Basis of Presentation [Line Items]
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period								100.00%
Class A Common Stock [Member] | Subsequent Event [Member]
Nature of Operations and Basis of Presentation [Line Items]
Common stock par value (in Dollars per share)														$ 0.0001
Liquidation price per share (in Dollars per share)	$ 10
Common stock outstanding (in Shares)															6,234,582
Class A Common Stock [Member] | Private Placement [Member]
Nature of Operations and Basis of Presentation [Line Items]
Common stock issued (in Shares)								885,000
Class A Common Stock [Member] | Minimum [Member] | Subsequent Event [Member]
Nature of Operations and Basis of Presentation [Line Items]
Common stock issued (in Shares)														4,651,704
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Nature of Operations and Basis of Presentation [Line Items]
Number of shares redemption (in Shares)								16,211,702
Common stock outstanding (in Shares)									2,173,298
Common stock par value (in Dollars per share)								$ 0.0001
Exercise price per share (in Dollars per share)																										$ 11.5
Payments of aggregate								$ 5,000,000
Common stock outstanding (in Shares)								5,481,250	885,000
Common stock issued (in Shares)								5,481,250	885,000
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | IPO [Member]
Nature of Operations and Basis of Presentation [Line Items]
Exercise price per share (in Dollars per share)								$ 11.5
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Sponsor [Member]
Nature of Operations and Basis of Presentation [Line Items]
Common stock outstanding (in Shares)								6,246,207
Common stock issued (in Shares)								6,246,207
CERo common stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Nature of Operations and Basis of Presentation [Line Items]
Common stock par value (in Dollars per share)								$ 0.0001
CERo Preferred Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Nature of Operations and Basis of Presentation [Line Items]
Preferred stock, par value (in Dollars per share)								$ 0.0001
Class B Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Nature of Operations and Basis of Presentation [Line Items]
Common stock par value (in Dollars per share)									$ 0.0001
Common stock outstanding (in Shares)								0	4,596,250
Common stock issued (in Shares)								0	4,596,250
Class B Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Sponsor [Member]
Nature of Operations and Basis of Presentation [Line Items]
Common stock outstanding (in Shares)								0
Common stock issued (in Shares)								0